NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
NET LOSS PER SHARE
NET LOSS PER SHARE

18.NET LOSS PER SHARE

The Company uses the two-class method to calculate basic net loss per share and apply the more dilutive of the two-class method, treasury stock method or if-converted method to calculate diluted net loss per share. No dividends were declared or paid for the years ended December 31, 2020, 2019 or 2018. Undistributed earnings for each period are allocated to participating securities, including the Preferred Stock for applicable periods, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. As there is no contractual obligation for the Preferred Stock to share in losses, the Company’s basic net loss per share is computed by dividing the net loss attributable to common shareholders by the weighted-average shares of common stock outstanding during periods with undistributed losses.

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common shareholders for the years ended December 31, 2020, 2019, and 2018 (in thousands):

	Year Ended December 31,
	2020	2019	2018
Basic net loss per share:
Numerator:
Net loss	$(286,760)	$(339,170)	$(239,929)
Minus: Deemed dividend	—	$—	7,224
Minus: Net income attributable to noncontrolling interests	$—	$1,847	$1,362
Net loss attributable to common shareholders – basic	$(286,760)	$(341,017)	$(248,515)
Denominator:
Weighted average shares outstanding – basic and diluted	109,301	79,977	78,564
Basic net loss per share	$(2.62)	$(4.26)	$(3.16)
Diluted net loss per share:
Numerator:
Net loss	$(286,760)	$(339,170)	$(239,929)
Minus: Deemed dividend	—	$—	7,224
Minus: Net income attributable to noncontrolling interests	$—	$1,847	$1,362
Minus: Gain on liability-classified warrants	$—	8,132	—
Net loss attributable to common shareholders – diluted	$(286,760)	$(349,149)	$(248,515)
Denominator:
Weighted average shares outstanding – basic and diluted	109,301	79,977	78,564
Diluted net loss per share	$(2.62)	$(4.37)	$(3.16)

There were no preferred dividends declared or accumulated for the period. In determining diluted EPS for the year ended December 31, 2019, the Company adjusted the numerator for fair value adjustments related to its Series D Preferred Warrants; however, the exercise of the warrants results in additional participating securities being issued and the Company assumed such participating securities did not convert into additional common stock as that is the most dilutive settlement assumption.

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period (in thousands):

	Year Ended December 31,
	2020	2019	2018
Common Stock Warrants	19,933	3,370	3,366
Series D Preferred Stock Warrants	—	485	9,090
Series E Preferred Stock Warrants	—	121	—
RSUs	46,525	22,758	912
Options	24,158	36,609	44,066
Unvested Shares from Early Exercise	57	187	1,120
Restricted Shares	2,148	3,689	2,994
Redeemable convertible preferred stock	—	314,424	271,490
Total anti-dilutive securities	92,821	381,643	333,038